Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by expected maturities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL		₩ 1,339,901	₩ 256,683
Deposits due to customers		381,944,148	373,377,659
Borrowings		34,367,457	30,850,033
Debentures		59,375,865	51,817,223
Lease liabilities		621,498	571,206
Other financial liabilities	[1]	29,846,233	24,990,015
Investment contract liabilities		3,702,780
Total		511,197,882	481,862,819
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL		465,982	74,205
Deposits due to customers		245,944,516	242,795,510
Borrowings		18,211,997	11,592,268
Debentures		7,015,353	4,635,557
Lease liabilities		66,842	60,092
Other financial liabilities	[1]	24,614,468	19,418,010
Investment contract liabilities		3,702,780
Total		300,021,938	278,575,642
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL		110,167	0
Deposits due to customers		46,024,410	43,419,738
Borrowings		4,677,678	6,678,053
Debentures		3,594,266	5,525,191
Lease liabilities		56,355	50,205
Other financial liabilities	[1]	194,968	108,690
Investment contract liabilities		0
Total		54,657,844	55,781,877
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL		135,894	69,534
Deposits due to customers		31,302,585	32,989,627
Borrowings		3,880,180	4,782,453
Debentures		4,732,824	4,442,376
Lease liabilities		51,392	46,727
Other financial liabilities	[1]	35,049	31,315
Investment contract liabilities		0
Total		40,137,924	42,362,032
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL		314,271	112,944
Deposits due to customers		42,075,527	38,822,980
Borrowings		3,204,104	3,678,378
Debentures		4,586,030	3,572,533
Lease liabilities		44,714	41,569
Other financial liabilities	[1]	47,917	27,708
Investment contract liabilities		0
Total		50,272,563	46,256,112
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL		296,086	0
Deposits due to customers		16,164,093	14,857,886
Borrowings		3,875,284	3,555,011
Debentures		36,831,544	30,967,974
Lease liabilities		357,620	322,272
Other financial liabilities	[1]	1,103,857	1,116,803
Investment contract liabilities		0
Total		58,628,484	50,819,946
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL		17,501	0
Deposits due to customers		433,017	491,918
Borrowings		518,214	563,870
Debentures		2,615,848	2,673,592
Lease liabilities		44,575	50,341
Other financial liabilities	[1]	3,849,974	4,287,489
Investment contract liabilities		0
Total		₩ 7,479,129	₩ 8,067,210

[1]	Lease liabilities are not included.